General and Administrative Expenses	6 Months Ended
Jun. 30, 2026
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 8 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	Six months ended June 30,	Six months ended June 30,
	2026	2025

Payroll and related benefits (including share-based compensation)	1,397	836
Professional services	911	906
Others	114	128
	2,422	1,870